Taxes (Details) - Schedule of Taxes Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 978	$ 367
VAT payable	154	280
Other tax payable	457	411
Total	$ 1,589	$ 1,058